Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of pretax income (loss) from continuing operations for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
United States	$(119,095)	$(98,181)	$(20,155)
International	(52,432)	1,924	24,738
Income (loss) before provision (benefit) for income taxes	$(171,527)	$(96,257)	$4,583

Provision (benefit) for income taxes [Table Text Block]
The provision (benefit) for income taxes for the years ended December 31, 2016, 2015 and 2014 was allocated between continuing operations and discontinued operations as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Continuing Operations	$(5,318)	$(23,010)	$15,308
Discontinued Operations	2,771	51,893	416
Total	$(2,547)	$28,883	$15,724

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes from continuing operations for the years ended December 31, 2016, 2015 and 2014 consisted of the following components (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current taxes:
U.S. federal	$(1,093)	$(23,913)	$(3,518)
State	912	(2,613)	69
International	5,311	14,558	27,157
Total current taxes	5,130	(11,968)	23,708
Deferred taxes:
U.S. federal	(4,262)	(8,936)	(5,132)
State	(11)	4,324	(742)
International	(6,175)	(6,430)	(2,526)
Total deferred taxes	(10,448)	(11,042)	(8,400)
Provision (benefit) for income taxes	$(5,318)	$(23,010)	$15,308

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The items accounting for differences between the income tax provision (benefit) from continuing operations computed at the U.S. federal statutory rate and the provision (benefit) for income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
U.S. federal income tax provision (benefit) at statutory rate	$(60,035)	$(33,690)	$1,604
Foreign income and losses taxed at different rates (1)	9,410	3,297	(3,452)
State income taxes, net of federal benefits, and state tax credits	(4,694)	(16,382)	(12,851)
Change in valuation allowances	13,797	43,782	19,754
Effect of foreign and state rate changes on deferred items	7,135	(117)	178
Tax effects of intercompany transactions	853	12,448	25,081
Adjustments related to uncertain tax positions	(4,899)	(15,032)	(12,334)
Non-deductible stock-based compensation expense	6,724	5,143	3,896
Tax shortfalls, net of excess tax benefits, on stock-based compensation awards (2)	12,585	—	—
Non-deductible (or non-taxable) change in fair value of investment	4,484	(334)	—
Federal research and development credits	(8,547)	(14,636)	(4,430)
Taxable forgiveness of intercompany liabilities	15,187	—	—
Deductions for investments in subsidiaries that have ceased operations	(645)	(4,924)	—
Non-taxable gains on business dispositions	(3,481)	(5,070)	—
Non-deductible or non-taxable items	6,808	2,505	(2,138)
Provision (benefit) for income taxes	$(5,318)	$(23,010)	$15,308

(1)
Tax rates in foreign jurisdictions are generally lower than the U.S. federal statutory rate. This results in a decrease to the benefit for income taxes in this rate reconciliation for the years ended December 31, 2016 and 2015, prior to the impact of valuation allowances, due to the net pretax losses from continuing operations in those foreign jurisdictions.

(2)
The Company adopted the guidance in ASU 2016-09 on January 1, 2016. Under that guidance, all income tax effects related to settlements of share-based payment awards are reported in earnings as an increase or decrease to income tax expense (benefit), net. See Note 2, Summary of Significant Accounting Policies, for more information about ASU 2016-09.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred income tax assets and liabilities consisted of the following components as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Accrued expenses and other liabilities	$47,144	$51,294
Stock-based compensation	6,772	7,722
Net operating loss and tax credit carryforwards	192,381	184,504
Intangible assets, net	11,854	17,781
Investments	1,080	—
Unrealized foreign currency exchange losses	9,987	7,755
Other	1,155	2,079
Total deferred tax assets	270,373	271,135
Less valuation allowances	(220,611)	(205,152)
Deferred tax assets, net of valuation allowance	49,762	65,983
Deferred tax liabilities:
Investments	—	(13,782)
Prepaid expenses and other assets	(6,538)	(1,881)
Property, equipment and software, net	(22,292)	(29,507)
Convertible senior notes	(4,529)	—
Deferred revenue	(12,966)	(23,359)
Total deferred tax liabilities	(46,325)	(68,529)
Net deferred tax asset (liability)	$3,437	$(2,546)

Summary of Income Tax Contingencies
The following table summarizes activity related to the Company's gross unrecognized tax benefits, excluding interest and penalties, for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Beginning Balance	$79,637	$98,321	$110,305
Increases related to prior year tax positions	1,708	—	5,489
Decreases related to prior year tax positions	(3,154)	(25,702)	(27,875)
Increases related to current year tax positions	11,443	10,590	17,348
Decreases based on settlements with taxing authorities	(3,176)	—	—
Decreases due to lapse of statute limitations	(4,906)	—	—
Foreign currency translation	(1,471)	(3,572)	(6,946)
Ending Balance	$80,081	$79,637	$98,321